Legal proceedings and regulatory matters	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters

12	Legal proceedings and regulatory matters
HSBC is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, HSBC considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1 of the Annual Report and Accounts 2017. While the outcome of legal proceedings and regulatory matters is inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 30 June 2018 (see Note 10). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Bernard L. Madoff (‘Madoff’) was arrested in December 2008 and later pleaded guilty to running a Ponzi scheme. His firm, Bernard L. Madoff Investment Securities LLC (‘Madoff Securities’), is being liquidated in the US by a trustee (the ‘Trustee’).
Various non-US HSBC companies provided custodial, administration and similar services to a number of funds incorporated outside the US whose assets were invested with Madoff Securities. Based on information provided by Madoff Securities, as at 30 November 2008, the purported aggregate value of these funds was $8.4bn, including fictitious profits reported by Madoff.
Based on information available to HSBC, the funds’ actual transfers to Madoff Securities minus their actual withdrawals from Madoff Securities during the time HSBC serviced the funds are estimated to have totalled approximately $4bn. Various HSBC companies have been named as defendants in lawsuits arising out of Madoff Securities’ fraud.
US/UK litigation: The Trustee has brought lawsuits against various HSBC companies in the US Bankruptcy Court and in the High Court of England and Wales, seeking recovery of transfers from Madoff Securities to HSBC in an amount not yet pleaded or determined. HSBC and other parties to the action have moved to dismiss the Trustee’s US actions. The US Bankruptcy Court granted HSBC’s motion to dismiss with respect to certain of the Trustee’s claims in November 2016. In September 2017, the US Court of Appeals for the Second Circuit (the ‘Second Circuit Court of Appeals’) agreed to hear the Trustee’s appeal of the US Bankruptcy Court’s decision. Briefing on the appeal was completed in May 2018, and this matter is currently pending.
The deadline by which the Trustee must serve HSBC with his English action has been extended to September 2018 for UK-based defendants and November 2018 for all other defendants.
Fairfield Sentry Limited, Fairfield Sigma Limited and Fairfield Lambda Limited (together, ‘Fairfield’) (in liquidation since July 2009) have brought lawsuits in the US and the British Virgin Islands against fund shareholders, including HSBC companies that acted as nominees for clients, seeking restitution of redemption payments. In October 2016, the liquidators for Fairfield (the ’Fairfield Liquidators’) filed a motion seeking leave to amend their complaints in the US Bankruptcy Court. In January 2017, the defendants moved to dismiss and oppose the Fairfield Liquidators’ motion. These motions are pending.
In December 2014, SPV Optimal SUS Ltd (‘SPV OSUS’), the purported assignee of the Madoff-invested company, Optimal Strategic US Equity Ltd, filed a lawsuit in New York state court against various HSBC companies and others, seeking damages on various alleged grounds, including breach of fiduciary duty and breach of trust. In April 2018, SPV OSUS filed an amended complaint and HSBC transferred the case to the US District Court for the Southern District of New York (the ’New York District Court’), where the matter is currently pending. In July 2018, the defendants filed a motion to dismiss the amended complaint.
Bermuda litigation: In January 2009, Kingate Global Fund Limited and Kingate Euro Fund Limited (together, ‘Kingate’) brought an action against HSBC Bank Bermuda Limited (‘HBBM’) for recovery of funds held in Kingate’s accounts, fees and dividends. This action is pending, but is not expected to move forward until the resolution of the Trustee’s US actions against Kingate and HBBM.
Thema Fund Limited and Hermes International Fund Limited (‘Hermes’) each brought three actions in 2009 asserting a number of alleged claims against various HSBC companies. In March 2018, the parties reached a settlement with respect to all three sets of actions, and these actions were subsequently dismissed in April 2018.
Cayman Islands litigation: In February 2013, Primeo Fund Limited (‘Primeo’) (in liquidation since April 2009) brought an action against HSBC Securities Services Luxembourg (‘HSSL’) and Bank of Bermuda (Cayman) Limited, alleging breach of contract and breach of fiduciary duty and claiming damages and equitable compensation. The trial concluded in February 2017 and, in August 2017, the court dismissed all claims against the defendants. In September 2017, Primeo appealed to the Court of Appeal of the Cayman Islands, where the matter is pending.
Luxembourg litigation: In April 2009, Herald Fund SPC (‘Herald’) (in liquidation since July 2013) brought an action against HSSL before the Luxembourg District Court, seeking restitution of cash and securities Herald purportedly lost because of Madoff Securities’ fraud, or money damages. The Luxembourg District Court dismissed Herald’s securities restitution claim, but reserved Herald’s cash restitution claim and its claim for money damages. Herald has appealed this judgment to the Luxembourg Court of Appeal, where the matter is pending.
In October 2009, Alpha Prime Fund Limited and, in December 2014, Senator Fund SPC (‘Senator’), each brought an action against HSSL before the Luxembourg District Court, seeking the restitution of securities, or the cash equivalent, or money damages. Both actions have been temporarily suspended at the plaintiffs’ request. In April 2015, Senator commenced a separate action against the Luxembourg branch of HSBC Bank plc asserting identical claims before the Luxembourg District Court. HSSL has also been named as a defendant in various actions by shareholders in Primeo Select Fund, Herald, Herald (Lux) SICAV and Hermes. Most of these actions have been dismissed, suspended or postponed.
Ireland litigation: In November 2013, Defender Limited brought an action against HSBC Institutional Trust Services (Ireland) Limited (‘HTIE’) and others, alleging breach of contract and claiming damages and indemnification for fund losses. The trial is scheduled to begin in October 2018.
SPV OSUS’s action against HTIE and HSBC Securities Services (Ireland) Limited alleging breach of contract and claiming damages and indemnification for fund losses was dismissed by the Irish High Court in October 2015, on the basis of a preliminary issue. In March 2017, the Irish Court of Appeal affirmed the dismissal, on the same basis. In July 2018, following a further appeal by SPV OSUS, the Irish Supreme Court affirmed the dismissal, on a final basis.
There are many factors that may affect the range of possible outcomes, and the resulting financial impact, of the various Madoff-related proceedings described above, including but not limited to the multiple jurisdictions in which the proceedings have been brought. Based upon the information currently available, management’s estimate of the possible aggregate damages that might arise as a result of all claims in the various Madoff-related proceedings is up to or exceeding $500m, excluding costs and interest. Due to uncertainties and limitations of this estimate, the ultimate damages could differ significantly from this amount.
US mortgage securitisation activity and litigation
HSBC Bank USA N.A. (‘HSBC Bank USA’) was a sponsor or seller of loans used to facilitate whole loan securitisations underwritten by HSBC Securities (USA) Inc. (‘HSI’). From 2005 to 2007, HSBC Bank USA purchased and sold approximately $24bn of such loans to HSI, which were subsequently securitised and sold by HSI to third parties. The outstanding principal balance was approximately $3.9bn as at 30 June 2018. HSBC notes that the scale of its mortgage securitisation activities was more limited in relation to a number of other banks in the industry. In addition, HSI served as an underwriter on securitisations issued by HSBC Finance Corporation (‘HSBC Finance’) or third parties, and HSBC Bank USA served as trustee on behalf of various mortgage securitisation trusts.
Mortgage foreclosure and trustee matters: HSBC Bank USA has taken title to a number of foreclosed homes as trustee on behalf of various mortgage securitisation trusts. As nominal record owner of these properties, HSBC Bank USA has been sued by municipalities and tenants alleging various violations of law, including laws relating to property upkeep and tenants’ rights. While HSBC believes and continues to maintain that these obligations and any related liabilities are those of the servicer of each trust, HSBC continues to receive significant adverse publicity in connection with these and similar matters, including foreclosures that are serviced by others in the name of ‘HSBC, as trustee’.
Beginning in June 2014, a number of lawsuits were filed in state and federal courts in New York and Virginia against HSBC Bank USA as trustee of more than 280 mortgage securitisation trusts. These lawsuits are brought on behalf of the trusts by a putative class of investors including, among others, BlackRock and PIMCO funds. The complaints allege that the trusts have sustained losses in collateral value of approximately $38bn. The lawsuits seek unspecified damages resulting from alleged breaches of the US Trust Indenture Act, breach of fiduciary duty, negligence, breach of contract and breach of the common law duty of trust. HSBC’s motions to dismiss in several of these lawsuits were, for the most part, denied. In February 2018, one of these matters was dismissed on procedural grounds. The plaintiff in that action has appealed the decision and has also filed another proceeding in New York state court, which is currently stayed pending appeal. The motion for class certification filed by certain plaintiffs has been denied, as has their request for a review of that decision by the Second Circuit Court of Appeals.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Loan repurchase matters: Since 2013, HSBC Bank USA, HSBC Finance and Decision One Mortgage Company LLC (‘Decision One’), an indirect subsidiary of HSBC Finance, have been named as defendants in various mortgage loan repurchase actions brought by trustees of mortgage securitisation trusts. One of the two remaining actions against HSBC Bank USA was dismissed on appeal in December 2017, and the plaintiffs have submitted a request for further review which remains pending. The second remaining action is currently pending.
HSBC Mortgage Corporation (USA) Inc. and Decision One were also named as defendants in two separate actions filed by Residential Funding Company LLC (‘RFC’), a mortgage loan purchase counterparty, seeking unspecified damages in connection with approximately 25,000 mortgage loans. In May 2018, HSBC reached settlements with RFC to resolve both actions, and these actions have subsequently been dismissed.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
RMBS investigations: Since 2010, various HSBC entities have received subpoenas and requests for information from the US Department of Justice (the ‘DoJ’) and the Massachusetts Attorney General, seeking the production of documents and information regarding HSBC’s involvement in certain residential mortgage-backed securities (‘RMBS’) transactions as an issuer, sponsor, underwriter, depositor, trustee, custodian or servicer. In November 2014, HSBC North America Holdings Inc. (‘HNAH’), on behalf of itself and various subsidiaries including, but not limited to, HSBC Bank USA, HSI Asset Securitization Corp., HSI, HSBC Mortgage Corporation (USA) Inc., HSBC Finance and Decision One, received a subpoena from the US Attorney’s Office for the District of Colorado, pursuant to the Financial Industry Reform, Recovery and Enforcement Act (‘FIRREA’), concerning the origination, financing, purchase, securitisation and servicing of sub-prime and non-sub-prime residential mortgages. HSBC continues to cooperate with these investigations, which are at or nearing completion.
In July 2018, HSBC reached a settlement-in-principle to resolve the DoJ’s civil claims relating to its investigation of HSBC’s legacy RMBS origination and securitisation activities from 2005 to 2007. Under the terms of the settlement, HSBC will pay the DoJ a civil money penalty of $765m. The settlement-in-principle is subject to the negotiation of definitive documentation, and there can be no assurance that HSBC and the DoJ will agree on the final documentation.
Separately, HSBC has also resolved the Massachusetts Attorney General’s civil investigation of HSBC’s legacy RMBS origination and securitisation activities from 2005 to 2007.
The settlement-in-principle with the DoJ and resolution with the Massachusetts Attorney General do not preclude litigation brought by other parties and HSBC may be subject to additional claims, litigation and governmental or regulatory scrutiny relating to its participation in the US mortgage securitisation market.
Anti-money laundering and sanctions-related matters
In 2010, HSBC Bank USA entered into a consent cease-and-desist order with the Office of the Comptroller of the Currency (‘OCC’), and HNAH entered into a consent cease-and-desist order with the Federal Reserve Board (‘FRB’). In 2012, HSBC Bank USA further entered into an enterprise-wide compliance consent order with the OCC (each an ‘Order’ and together, the ‘Orders’). These Orders required improvements to establish an effective compliance risk management programme across HSBC’s US businesses, including risk management related to the Bank Secrecy Act (‘BSA’) and AML compliance. In 2012, an additional consent order was entered into with the OCC that required HSBC Bank USA to correct the circumstances noted in the OCC’s report and imposed restrictions on HSBC Bank USA acquiring control of, or holding an interest in, any new financial subsidiary, or commencing a new activity in its existing financial subsidiary, without the OCC’s approval.
In June 2018, the OCC terminated the 2010 consent cease-and-desist order and the 2012 enterprise-wide compliance consent order after determining that HSBC Bank USA had satisfied the requirements of those respective orders. The 2010 consent cease-and-desist order entered into with the FRB and the 2012 additional consent order entered into with the OCC remain open.
In December 2012, HSBC Holdings, HNAH and HSBC Bank USA entered into agreements with US and UK government and regulatory agencies regarding past inadequate compliance with the BSA, AML and sanctions laws. Among those agreements, HSBC Holdings and HSBC Bank USA entered into a five-year deferred prosecution agreement with, among others, the DoJ (the ‘AML DPA’); and HSBC Holdings consented to a cease-and-desist order, and HSBC Holdings and HNAH consented to a civil money penalty order with the FRB. HSBC Holdings also entered into an agreement with the Office of Foreign Assets Control (‘OFAC’) regarding historical transactions involving parties subject to OFAC sanctions, as well as an undertaking with the UK FCA to comply with certain forward-looking AML and sanctions-related obligations. In addition, HSBC Bank USA entered into civil money penalty orders with the Financial Crimes Enforcement Network of the US Treasury Department (‘FinCEN’) and the OCC.
Under these agreements, HSBC Holdings and HSBC Bank USA made payments totalling $1.9bn to US authorities and undertook various further obligations, including, among others, to retain an independent compliance monitor (who is, for FCA purposes, a ‘skilled person’ under section 166 of the Financial Services and Markets Act) to produce annual assessments of the Group’s AML and sanctions compliance programme (the ‘Monitor’). Under the 2012 cease-and-desist order issued by the FRB, the Monitor also serves as an independent consultant to conduct annual assessments. In February 2018, the Monitor delivered his fourth annual follow-up review report.
Through his country-level reviews, the Monitor identified potential AML and sanctions compliance issues that HSBC is reviewing further with the DoJ, FRB and/or FCA. In particular, the DoJ is investigating HSBC’s handling of a corporate customer’s accounts. In addition, FinCEN as well as the Civil Division of the US Attorney’s Office for the Southern District of New York are investigating the collection and transmittal of third-party originator information in certain payments instructed over HSBC’s proprietary payment systems. The FCA is also conducting an investigation into HSBC Bank plc’s compliance with UK money laundering regulations and financial crime systems and controls requirements. HSBC is cooperating with all of these investigations.
In December 2017, the AML DPA expired and the charges deferred by the AML DPA were dismissed. The Monitor will continue working in his capacity as a skilled person and independent consultant for a period of time at the FCA’s and FRB’s discretion. The role of the Monitor and his fourth annual follow-up review report, as well as the AML DPA and related agreements and consent orders, are discussed on pages 65 and 78 of the Annual Report and Accounts 2017.
These settlements with US and UK authorities have led to private litigation and do not preclude further private litigation related to HSBC’s compliance with applicable BSA, AML and sanctions laws or other regulatory or law enforcement actions for BSA, AML, sanctions or other matters not covered by the various agreements.
In May 2014, a shareholder derivative action was filed by a shareholder of HSBC Holdings purportedly on behalf of HSBC Holdings, HSBC Bank USA, HNAH and HSBC USA Inc. (the ‘Nominal Corporate Defendants’) in New York state court against certain current and former directors and officers of those HSBC companies (the ‘Individual Defendants’). The complaint alleges that the Individual Defendants breached their fiduciary duties to the Nominal Corporate Defendants and caused a waste of corporate assets by allegedly permitting and/or causing the conduct underlying the AML DPA. In November 2015, the New York state court granted the Nominal Corporate Defendants’ motion to dismiss. The plaintiff has appealed that decision.
In July 2014, a claim was filed in the Ontario Superior Court of Justice against HSBC Holdings and a former employee purportedly on behalf of a class of persons who purchased HSBC common shares and American Depositary Shares between July 2006 and July 2012. The complaint, which seeks monetary damages of up to CA$20bn, alleges that the defendants made statutory and common law misrepresentations in documents released by HSBC Holdings and its wholly owned indirect subsidiary, HSBC Bank Canada, relating to HSBC’s compliance with BSA, AML, sanctions and other laws. In September 2017, the Ontario Superior Court of Justice dismissed the statutory claims against HSBC Holdings and the former employee for lack of jurisdiction, and stayed the common law misrepresentation claim against HSBC Holdings on the basis of forum non-conveniens. In October 2017, the plaintiff appealed to the Court of Appeal for Ontario and, in July 2018, that appeal was dismissed.
Since November 2014, a number of lawsuits have been filed in federal courts in the United States against various HSBC companies and others on behalf of plaintiffs who are, or are related to, victims of terrorist attacks in the Middle East or of cartel violence in Mexico. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act. Four actions are pending in federal court in New York and one action is pending in federal court in Florida. In July 2018, in one case, the New York District Court granted HSBC’s motion to dismiss, while in a different case, the magistrate judge issued a recommendation that the New York District Court should deny the defendants’ motion to dismiss. Motions to dismiss remain pending in the two other cases in the New York District Court. The federal court in Florida also dismissed the case before it in July 2018, but granted the plaintiff leave to file an amended complaint.
In July 2018, a claim was issued against HSBC Holdings in the High Court of England and Wales alleging that HSBC Holdings made untrue and/or misleading statements and/or omissions in public statements between 2007 and 2012 regarding compliance by the HSBC Group with AML, anti-terrorist financing and sanctions laws, regulations and requirements, and the regulatory compliance of the HSBC Group more generally.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Tax-related investigations
Various tax administration, regulatory and law enforcement authorities around the world, including in the US, Belgium, Argentina, India and Spain are conducting investigations and reviews of HSBC Private Bank (Suisse) SA (‘HSBC Swiss Private Bank’) and other HSBC companies, in connection with allegations of tax evasion or tax fraud, money laundering and unlawful cross-border banking solicitation.
HSBC continues to cooperate in ongoing investigations by the DoJ and the US Internal Revenue Service regarding whether certain HSBC companies and employees, including those associated with HSBC Swiss Private Bank and an HSBC company in India, acted appropriately in relation to certain customers who may have had US tax reporting obligations. In connection with these investigations, HSBC Swiss Private Bank, with due regard for Swiss law, has produced records and other documents to the DoJ. In August 2013, the DoJ informed HSBC Swiss Private Bank that it was not eligible for the ‘Program for Non-Prosecution Agreements or Non-Target Letters for Swiss Banks’ since a formal investigation had previously been authorised. These investigations remain pending.
In November 2014, HSBC Swiss Private Bank was placed under formal criminal examination in Belgium for alleged tax-related offences. In June 2017, Belgian authorities also placed HSBC Holdings and HSBC Private Bank Holdings (Suisse) SA, a Swiss holding company, under formal criminal examination. HSBC is cooperating with this ongoing investigation.
In November 2014, the Argentine tax authority initiated a criminal action against various individuals, including current and former HSBC employees. The criminal action includes allegations of tax evasion, conspiracy to launder undeclared funds and an unlawful association among HSBC Swiss Private Bank, HSBC Bank Argentina, HSBC Bank USA and certain HSBC employees, which allegedly enabled numerous HSBC customers to evade their Argentine tax obligations. HSBC is cooperating with this ongoing investigation.
In February 2015, the Indian tax authority issued a summons and request for information to an HSBC company in India. In August 2015 and November 2015, HSBC companies received notices issued by two offices of the Indian tax authority, alleging that the Indian tax authority had sufficient evidence to initiate prosecution against HSBC Swiss Private Bank and an HSBC company in Dubai for allegedly abetting tax evasion of four different Indian individuals and/or families and requesting that the HSBC companies show cause as to why such prosecution should not be initiated. HSBC Swiss Private Bank and the HSBC company in Dubai have responded to the show cause notices. HSBC is cooperating with this ongoing investigation.
As at 30 June 2018, HSBC has recognised a provision for these various matters in the amount of $632m. There are many factors that may affect the range of outcomes, and the resulting financial impact, of these investigations and reviews. Based on the information currently available, management’s estimate of the possible aggregate penalties that might arise as a result of the matters in respect of which it is practicable to form estimates is up to or exceeding $1.5bn, including amounts for which a provision has been recognised. Due to uncertainties and limitations of these estimates, the ultimate penalties could differ significantly from this amount.
In light of the media attention regarding these matters, it is possible that other tax administration, regulatory or law enforcement authorities will also initiate or enlarge similar investigations or regulatory proceedings.
Mossack Fonseca & Co.
HSBC has received requests for information from various regulatory and law enforcement authorities around the world concerning persons and entities believed to be linked to Mossack Fonseca & Co., a service provider of personal investment companies. HSBC is cooperating with the relevant authorities.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
London interbank offered rates, European interbank offered rates and other benchmark interest rate investigations and litigation
Various regulators and competition and law enforcement authorities around the world, including in the UK, the US, the EU and Switzerland, are conducting investigations and reviews related to certain past submissions made by panel banks and the processes for making submissions in connection with the setting of Libor, Euribor and other benchmark interest rates and screens used to price certain derivative products. HSBC has been the subject of regulatory demands for information and is cooperating with those investigations and reviews.
In December 2016, the European Commission (the ‘Commission’) issued a decision finding that HSBC, among other banks, engaged in anti-competitive practices in connection with the pricing of euro interest rate derivatives in early 2007. The Commission imposed a fine on HSBC based on a one-month infringement. HSBC has appealed the decision.
US dollar Libor: Beginning in 2011, HSBC and other panel banks have been named as defendants in a number of private lawsuits filed in the US with respect to the setting of US dollar Libor. The complaints assert claims under various US laws, including US antitrust and racketeering laws, the US Commodity Exchange Act (‘US CEA’) and state law. The lawsuits include individual and putative class actions, most of which have been transferred and/or consolidated for pre-trial purposes before the New York District Court.
The New York District Court has issued a number of decisions dismissing certain of the claims in response to motions filed by the defendants. The original decisions resulted in the dismissal of the plaintiffs’ federal and state antitrust claims, racketeering claims and certain unjust enrichment claims. The dismissal of the antitrust claims was appealed to the Second Circuit Court of Appeals, which reversed the decisions in May 2016. In July 2016, the defendants filed a joint motion to dismiss the antitrust claims on additional grounds not previously addressed by the court and, in December 2016, the New York District Court granted in part and denied in part the motion, leaving only certain antitrust claims to be litigated. Certain plaintiffs appealed the December 2016 order to the Second Circuit Court of Appeals, and that appeal is pending. Additionally, in February 2017, the New York District Court granted the defendants’ motion to dismiss certain of the remaining antitrust claims against defendants, including HSBC Bank USA, that did not serve on the US dollar Libor submission panel.
Separately in October 2016, the New York District Court granted a motion to dismiss claims brought by certain individual plaintiffs for lack of personal jurisdiction. Certain plaintiffs appealed that dismissal to the Second Circuit Court of Appeals, which reversed the dismissal in February 2018 and remanded the case to the New York District Court for further consideration of the personal jurisdiction issues, where this matter is pending.
In the New York District Court, the cases with remaining claims that have survived the defendants’ motions to dismiss were stayed while the court considered motions to certify classes in several putative class actions that are pending against HSBC’s co-defendants. In February 2018, the New York District Court granted in part the class certification motion in one of the cases and denied the class certification motions in two of the cases. As a result of these rulings, certain limited discovery can proceed in the pending cases that have survived the defendants’ motions to dismiss.
In 2017, HSBC reached agreements with plaintiffs to resolve three putative class actions brought on behalf of persons who purchased US dollar Libor-indexed bonds, persons who purchased US Libor-indexed-exchange-traded instruments and US-based lending institutions that made or purchased US dollar Libor-indexed loans. In February 2018, HSBC reached an agreement with plaintiffs to resolve a putative class action brought on behalf of persons who purchased US dollar Libor-indexed interest rate swaps and other instruments directly from the defendant banks and their affiliates. In May 2018, HSBC reached an agreement with plaintiffs to resolve a putative class action brought on behalf of persons who purchased US dollar Libor-indexed interest rate swaps and other instruments from certain financial institutions that are not the defendant banks or their affiliates. These settlements are all subject to final court approval.
Euribor: In November 2013, HSBC and other panel banks were named as defendants in a putative class action filed in the New York District Court on behalf of persons who transacted in euro futures contracts and other financial instruments allegedly related to Euribor. The complaint alleges, among other things, misconduct related to Euribor in violation of US antitrust laws, the US CEA and state law. In December 2016, HSBC reached an agreement with plaintiffs to resolve this action, subject to court approval, and in May 2018 the court granted final approval of the settlement.
Singapore Interbank Offered Rate (‘SIBOR’), Singapore Swap Offer Rate (‘SOR’) and Australia Bank Bill Swap Rate (‘BBSW’): In July 2016 and August 2016, HSBC and other panel banks were named as defendants in two putative class actions filed in the New York District Court on behalf of persons who transacted in products related to the SIBOR, SOR and BBSW benchmark rates. The complaints allege, among other things, misconduct related to these benchmark rates in violation of US antitrust, commodities and racketeering laws, and state law. In October 2017, the defendants moved to dismiss the SIBOR and SOR case, and this motion remains pending. The defendants moved to dismiss the BBSW case in February 2017 and filed a renewed motion to dismiss on standing and capacity to sue grounds in February 2018, and these motions also remain pending.
US dollar International Swaps and Derivatives Association fix (‘ISDAfix’): In September 2014, HSBC and other panel banks were named as defendants in a number of putative class actions consolidated in the New York District Court on behalf of persons who transacted in interest rate derivatives or purchased or sold financial instruments that were either tied to ISDAfix rates or were executed shortly before, during, or after the time of the daily ISDAfix setting window. The consolidated complaint alleges, among other things, misconduct related to these activities in violation of US antitrust laws, the US CEA and state law. In June 2017, HSBC reached an agreement with plaintiffs to resolve this consolidated action, and the court granted final approval of the settlement in June 2018.
Canadian Dealer Offered Rate: In January 2018, various HSBC companies, among other banks, were named as defendants in a putative class action filed in the New York District Court in relation to the Canadian Dealer Offered Rate. The claim, which is at an early stage, asserts various breaches of US laws, including US antitrust and racketeering laws, the US CEA, and common law. The defendants filed a motion to dismiss in July 2018, and this motion remains pending.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters, which could be significant.
Supranational, sovereign and agency bonds
In April 2017, various HSBC companies, among other banks, were added as defendants in a putative class action alleging a conspiracy to manipulate the market for US dollar-denominated supranational, sovereign and agency bonds between 2005 and 2015 in violation of US antitrust laws. In November 2017, the plaintiffs filed an amended consolidated complaint which omitted certain HSBC defendants. The remaining HSBC defendants moved to dismiss the amended consolidated complaint, and this motion remains pending.
Beginning in November 2017, various HSBC companies and other financial institutions were named as defendants in putative class actions issued in the Superior Court and Federal Court in Canada making similar allegations under Canadian law. The Superior Court action has now lapsed; accordingly, the Federal Court action will proceed.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Foreign exchange rate investigations and litigation
Various regulators and competition and law enforcement authorities around the world, including in the EU, Switzerland, Brazil, South Korea and South Africa, are conducting civil and criminal investigations and reviews into trading by HSBC and others on the foreign exchange markets. HSBC is cooperating with these investigations and reviews.
In January 2018, HSBC Holdings entered into a three-year deferred prosecution agreement with the Criminal Division of the DoJ (the ‘FX DPA’), regarding fraudulent conduct in connection with two particular transactions in 2010 and 2011. This concluded the DoJ’s investigation into HSBC’s historical foreign exchange activities. Under the terms of the FX DPA, HSBC has a number of ongoing obligations, including continuing to cooperate with authorities and implementing enhancements to its internal controls and procedures in its Global Markets business, which will be the subject of annual reports to the DoJ. In addition, HSBC agreed to pay a financial penalty and restitution.
In December 2016, HSBC Bank plc entered into a settlement with Brazil’s Administrative Council of Economic Defense (‘CADE’) in connection with its investigation into 15 banks, including HSBC Bank plc, as well as 30 individuals, relating to practices in the offshore foreign exchange market. Under the terms of the settlement, HSBC Bank plc agreed to pay a financial penalty to CADE. CADE has also publicly announced that it is initiating a separate investigation into the onshore foreign exchange market and has identified a number of banks, including HSBC, as subjects of its investigation.
In February 2017, the Competition Commission of South Africa referred a complaint for proceedings before the South African Competition Tribunal against 18 financial institutions, including HSBC Bank plc, for alleged misconduct related to the foreign exchange market in violation of South African antitrust laws. In April 2017, HSBC filed an exception to the complaint based on a lack of jurisdiction and statute of limitations. In January 2018, the South African Competition Tribunal approved the provisional referral of additional financial institutions, including HSBC Bank USA, to the proceedings. These proceedings are at an early stage.
In late 2013 and early 2014, HSBC and other banks were named as defendants in various putative class actions consolidated in the New York District Court. The consolidated complaint alleged, among other things, that the defendants conspired to manipulate the WM/Reuters foreign exchange benchmark rates. In September 2015, HSBC reached an agreement with plaintiffs to resolve the consolidated action, subject to court approval. In December 2015, the court granted preliminary approval of the settlement, and HSBC made payment of the agreed settlement amount into an escrow account. The settlement remains subject to final approval by the court.
In June 2015, a putative class action was filed in the New York District Court making similar allegations on behalf of Employee Retirement Income Security Act of 1974 (‘ERISA’) plan participants. The court dismissed the claims in the ERISA action; and in July 2018, the Second Circuit Court of Appeals affirmed the dismissal. In May 2015, another complaint was filed in the US District Court for the Northern District of California making similar allegations on behalf of retail customers. HSBC filed a motion to transfer that action from California to New York, which was granted in November 2015. In August 2017, the retail customer plaintiffs filed an amended complaint, and the defendants moved to dismiss. The motion was denied in most respects, and discovery is underway. In April and June 2017, putative class actions making similar allegations on behalf of purported ‘indirect’ purchasers of foreign exchange products were filed in New York. Those plaintiffs subsequently filed a consolidated amended complaint. HSBC moved to dismiss the complaint in August 2017, and that motion was granted in March 2018. The plaintiffs have moved for leave to file an amended complaint, and that motion remains pending. It is possible that additional actions will be initiated against HSBC in relation to its historical foreign exchange activities.
As at 30 June 2018, the provision recognised by HSBC for these and similar matters has been reduced to reflect the payment of a financial penalty and restitution pursuant to the FX DPA and the remeasurement of provisions relating to other matters. There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters. Due to uncertainties and limitations of these estimates, the ultimate penalties could differ significantly from the amount provided.
Precious metals fix-related investigations and litigation
Various regulators and competition and law enforcement authorities, including in the US and the EU, are conducting investigations and reviews relating to HSBC’s precious metals operations and trading. HSBC is cooperating with these investigations and reviews. In November 2014, the Antitrust Division and Criminal Fraud Section of the DoJ issued a document request to HSBC Holdings, seeking the voluntary production of certain documents in connection with a criminal investigation that the DoJ is conducting of alleged anti-competitive and manipulative conduct in precious metals trading. In January 2016, the Antitrust Division of the DoJ informed HSBC that it was closing its investigation.
Gold: Beginning in March 2014, numerous putative class actions were filed in the New York District Court and the US District Courts for the District of New Jersey and the Northern District of California, naming HSBC and other members of The London Gold Market Fixing Limited as defendants. The complaints allege that, from January 2004 to June 2013, the defendants conspired to manipulate the price of gold and gold derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. The actions were consolidated in the New York District Court. The defendants’ motion to dismiss the consolidated action was granted in part and denied in part in October 2016. In June 2017, the court granted the plaintiffs leave to file a third amended complaint, which names a new defendant. The court has denied the pre-existing defendants’ request for leave to file a joint motion to dismiss, and discovery has been stayed.
Beginning in December 2015, numerous putative class actions under Canadian law were filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs allege that, among other things, from January 2004 to March 2014, the defendants conspired to manipulate the price of gold and gold derivatives in violation of the Canadian Competition Act and common law. These actions are at an early stage.
Silver: Beginning in July 2014, numerous putative class actions were filed in the US District Courts for the Southern and Eastern Districts of New York, naming HSBC and other members of The London Silver Market Fixing Ltd as defendants. The complaints allege that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. The actions were consolidated in the New York District Court. The defendants’ motion to dismiss the consolidated action was granted in part and denied in part in October 2016. In June 2017, the court granted the plaintiffs leave to file a third amended complaint, which names several new defendants. The court has denied the pre-existing defendants’ request for leave to file a joint motion to dismiss, and discovery has been stayed.
In April 2016, two putative class actions under Canadian law were filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs in both actions allege that, from January 1999 to August 2014, the defendants conspired to manipulate the price of silver and silver derivatives in violation of the Canadian Competition Act and common law. The Ontario action is at an early stage. The Quebec action has been temporarily stayed.
Platinum and palladium: Between late 2014 and early 2015, numerous putative class actions were filed in the New York District Court, naming HSBC and other members of The London Platinum and Palladium Fixing Company Limited as defendants. The complaints allege that, from January 2008 to November 2014, the defendants conspired to manipulate the price of platinum group metals (‘PGM’) and PGM-based financial products for their collective benefit in violation of US antitrust laws and the US CEA. In March 2017, the defendants’ motion to dismiss the second amended consolidated complaint was granted in part and denied in part. In June 2017, the plaintiffs filed a third amended complaint. The defendants filed a joint motion to dismiss which remains pending.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Treasury auctions
In January 2017, the DoJ requested information from HSBC and reportedly other banks regarding US Treasury securities trading practices. HSBC is cooperating with this ongoing investigation. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Credit default swap litigation
In June 2017, various HSBC companies, among others, were named as defendants in an individual action filed in the New York District Court, alleging violations of federal and state antitrust laws and breaches of common law in relation to the credit default swap market. The defendants filed a joint motion to dismiss, which remains pending. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Fédération Internationale de Football Association (‘FIFA’) related investigations
HSBC has received enquiries from the DoJ regarding its banking relationships with certain individuals and entities that are or may be associated with FIFA. The DoJ is investigating whether multiple financial institutions, including HSBC, permitted the processing of suspicious or otherwise improper transactions or failed to observe applicable AML laws and regulations. HSBC is cooperating with the DoJ’s investigation. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Hiring practices investigation
The US Securities and Exchange Commission (the ‘SEC’) is investigating multiple financial institutions, including HSBC, in relation to hiring practices of candidates referred by or related to government officials or employees of state-owned enterprises in Asia-Pacific. HSBC has received various requests for information and is cooperating with the SEC’s investigation. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Stanford litigation
In January 2018, HSBC Bank plc received a letter of claim from the Antiguan Joint Liquidators of Stanford International Bank Ltd (‘SIB’) asserting various claims in connection with HSBC Bank plc’s role as a correspondent bank to SIB from 2003 to 2009. HSBC Bank plc denies the allegations and is preparing its response.
HSBC Bank plc continues to defend putative class action lawsuits in the US District Court for the Northern District of Texas against HSBC Bank plc, among others. The complaints, filed by the Official Stanford Investors Committee and a putative class of persons who held monies on deposit and/or certificates of deposit issued by SIB, allege various fraudulent transfer, statutory and tort claims. In November 2017, the court denied the class plaintiffs’ motion for class certification, and permission to appeal that decision was denied in April 2018.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Mexican government bond litigation
In March 2018, various HSBC companies, among others, were named as defendants in several putative class actions brought in the New York District Court relating to the Mexican government bond (‘MGB’) market. These actions allege generally that defendants conspired to fix MGB prices between January 2006 and April 2017 in violation of federal antitrust laws. In July 2018, these actions were consolidated in the New York District Court. This consolidated action is at a very early stage. Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of this matter, including the timing or any possible impact on HSBC, which could be significant.
Film finance litigation
In July and November 2015, respectively, two actions were brought against HSBC Private Bank (UK) Limited in the High Court of England and Wales seeking damages on various alleged grounds, including breach of duty by HSBC Private Bank (UK) Limited in the provision of certain historical services relating to the participation by the claimants in certain film finance transactions. These actions are ongoing.
It is possible that additional actions or investigations will be initiated against HSBC Private Bank (UK) Limited as a result of its historical involvement in the provision of certain film finance related services.
Based on the facts currently known, it is not practicable to predict the resolution of these matters, including the timing or possible aggregate impact, which could be significant.